Premises and Equipment (Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 19,020	$ 18,382
Less: accumulated depreciation	(10,276)	(9,495)
Premises and equipment, net	8,744	8,887
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,158	1,126
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,645	11,358
Furniture, Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 6,217	$ 5,898